FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of structural foreign currency exposures [text block]	The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures, after net investment hedges, are as follows:

	2018			2017
	Euro £m	US Dollar £m	Other non-sterling £m	Euro £m	US Dollar £m	Other non-sterling £m
Gross exposure	112	59	60	73	374	32
Net investment hedges	–	–	–	(41)	–	–
Total structural foreign currency exposures, after net investment hedges	112	59	60	32	374	32

Disclosure of credit risk exposure [text block]
	At 31 December 2018			At 31 December 2017
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	6,283	–	6,283	6,611	–	6,611
Loans and advances to customers, net[1]	484,858	(3,241)	481,617	472,498	(7,030)	465,468
Debt securities, net[1]	5,238	–	5,238	3,643	–	3,643
Financial assets at amortised cost	496,379	(3,241)	493,138	482,752	(7,030)	475,722
Financial assets at fair value through other comprehensive income/available-for-sale financial assets[3]	24,794	–	24,794	40,901	–	40,901
Financial assets at fair value through profit or loss:[3,4]
Loans and advances	40,876	–	40,876	31,590	–	31,590
Debt securities, treasury and other bills	40,168	–	40,168	45,198	–	45,198
	81,044	–	81,044	76,788	–	76,788
Derivative assets	23,595	(14,327)	9,268	25,834	(13,049)	12,785
Assets arising from reinsurance contracts held	749	–	749	602	–	602
Off-balance sheet items:
Acceptances and endorsements	194	–	194	71	–	71
Other items serving as direct credit substitutes	632	–	632	740	–	740
Performance bonds and other transaction-related contingencies	2,425	–	2,425	2,300	–	2,300
Irrevocable commitments and guarantees	64,884	–	64,884	65,946	–	65,946
	68,135	–	68,135	69,057	–	69,057
	694,696	(17,568)	677,128	695,934	(20,079)	675,855
1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

4	Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.

Analysis of credit exposures using internal credit grading system [text block]
	Retail		Corporate
	Grade	IFRS 9 PD%	Grade	IFRS 9 PD%
Good quality	1–6	0.00–4.50	1–10	0.00–0.50
Satisfactory quality	7–9	4.51–14.00	11–14	0.51–3.00
Lower quality	10	14.01–20.00	15–18	3.01–20.00
Below standard	11–13	20.01–99.99	19	20.01–99.99
Credit impaired	14	100.00	20–23	100.00

Information about credit quality of neither past due nor impaired financial assets [text block]
		Loans and advances to customers
Gross carrying amount	Loans and advances to banks £m	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	6,177	257,740	44,314	65,089	44,369	411,512
Satisfactory quality	105	57	2,562	25,472	–	28,091
Lower quality	–	–	72	1,441	–	1,513
Below standard, but not credit-impaired	–	–	415	–	–	415
	6,282	257,797	47,363	92,002	44,369	441,531
Stage 2
Good quality	3	10,784	2,737	100	6	13,627
Satisfactory quality	–	1,709	1,158	3,450	6	6,323
Lower quality	–	262	285	2,988	–	3,535
Below standard, but not credit-impaired	–	899	907	54	–	1,860
	3	13,654	5,087	6,592	12	25,345
Stage 3
Credit-impaired	–	1,393	997	3,296	55	5,741
Purchased or originated credit-impaired
Credit-impaired	–	15,391	–	–	–	15,391
Total	6,285	288,235	53,447	101,890	44,436	488,008
Expected credit losses
Stage 1
Good quality	2	37	279	32	43	391
Satisfactory quality	–	–	65	50	–	115
Lower quality	–	–	4	11	–	15
Below standard, but not credit-impaired	–	–	4	–	–	4
	2	37	352	93	43	525
Stage 2
Good quality	–	141	89	1	1	232
Satisfactory quality	–	34	100	86	6	226
Lower quality	–	9	40	231	–	280
Below standard, but not credit-impaired	–	42	207	7	–	256
	–	226	436	325	7	994
Stage 3
Credit-impaired	–	118	366	1,058	11	1,553
Purchased or originated credit-impaired
Credit-impaired	–	78	–	–	–	78
Total	2	459	1,154	1,476	61	3,150
Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	12,024	60,379	51,632	246	124,281
Satisfactory quality	2	532	6,501	–	7,035
Lower quality	–	10	126	–	136
Below standard, but not credit-impaired	–	363	31	–	394
	12,026	61,284	58,290	246	131,846
Stage 2
Good quality	19	1,858	–	–	1,877
Satisfactory quality	1	156	693	–	850
Lower quality	–	27	297	–	324
Below standard, but not credit-impaired	–	50	11	–	61
	20	2,091	1,001	–	3,112
Stage 3
Credit-impaired	5	39	6	–	50
Purchased or originated credit-impaired
Credit-impaired	90	–	–	–	90
Total	12,141	63,414	59,297	246	135,098
Expected credit losses
Stage 1
Good quality	1	98	9	1	109
Satisfactory quality	–	5	7	–	12
Lower quality	–	–	1	–	1
Below standard, but not credit-impaired	–	–	1	–	1
	1	103	18	1	123
Stage 2
Good quality	–	28	–	–	28
Satisfactory quality	–	10	7	–	17
Lower quality	–	3	5	–	8
Below standard, but not credit-impaired	–	10	1	–	11
	–	51	13	–	64
Stage 3
Credit-impaired	–	–	6	–	6
Total	1	154	37	1	193
		Loans and advances to customers
Gross carrying amount	Loans and advances to banks £m	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 1 January 2018
Stage 1
Good quality	4,245	251,663	40,951	64,207	17,276	374,097
Satisfactory quality	–	44	3,203	25,577	–	28,824
Lower quality	–	–	127	557	–	684
Below standard, but not credit-impaired	–	–	276	–	–	276
	4,245	251,707	44,557	90,341	17,276	403,881
Stage 2
Good quality	2	17,599	2,711	210	67	20,587
Satisfactory quality	–	1,359	1,377	4,470	4,094	11,300
Lower quality	–	290	299	2,616	–	3,205
Below standard, but not credit-impaired	–	861	823	469	–	2,153
	2	20,109	5,210	7,765	4,161	37,245
Stage 3
Credit-impaired	–	1,232	873	2,714	321	5,140
Purchased or originated credit-impaired
Credit-impaired	–	17,973	–	–	–	17,973
Total	4,247	291,021	50,640	100,820	21,758	464,239
Expected credit losses
Stage 1
Good quality	1	30	276	35	72	413
Satisfactory quality	–	–	104	60	–	164
Lower quality	–	–	9	6	–	15
Below standard, but not credit-impaired	–	–	5	–	–	5
	1	30	394	101	72	597
Stage 2
Good quality	–	169	92	1	16	278
Satisfactory quality	–	24	123	134	110	391
Lower quality	–	7	42	183	–	232
Below standard, but not credit-impaired	–	36	147	64	–	247
	–	236	404	382	126	1,148
Stage 3
Credit-impaired	–	86	313	957	90	1,446
Purchased or originated credit-impaired
Credit-impaired	–	32	–	–	–	32
Total	1	384	1,111	1,440	288	3,223
Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 1 January 2018
Stage 1
Good quality	11,690	60,305	53,335	287	125,617
Satisfactory quality	–	801	5,463	–	6,264
Lower quality	–	26	226	–	252
Below standard, but not credit-impaired	–	7	–	–	7
	11,690	61,139	59,024	287	132,140
Stage 2
Good quality	50	1,908	59	–	2,017
Satisfactory quality	–	221	577	–	798
Lower quality	–	32	347	–	379
Below standard, but not credit-impaired	–	45	76	–	121
	50	2,206	1,059	–	3,315
Stage 3
Credit-impaired	–	61	–	–	61
Purchased or originated credit-impaired
Credit-impaired	113	–	–	–	113
Total	11,853	63,406	60,083	287	135,629
Expected credit losses
Stage 1
Good quality	1	91	11	2	105
Satisfactory quality	–	19	19	–	38
Lower quality	–	2	1	–	3
Below standard, but not credit-impaired	–	1	–	–	1
	1	113	31	2	147
Stage 2
Good quality	–	37	–	–	37
Satisfactory quality	–	15	28	–	43
Lower quality	–	4	14	–	18
Below standard, but not credit-impaired	–	20	8	–	28
	–	76	50	–	126
Total	1	189	81	2	273

Disclosure of fair value of financial instruments [text block]	An analysis of the Group’s financial assets at fair value through profit or loss is included in note 16. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2018			2017
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	7,192	–	7,192	9,833	–	9,833
Asset-backed securities:
Mortgage-backed securities	10	–	10	84	105	189
Other asset-backed securities	63	–	63	95	–	95
	73	–	73	179	105	284
Corporate and other debt securities	228	19	247	469	54	523
Total held as trading assets	7,493	19	7,512	10,481	159	10,640
Other assets held at fair value through profit or loss:
Government securities	10,903	–	10,903	12,180	7	12,187
Other public sector securities	2,059	5	2,064	1,519	8	1,527
Bank and building society certificates of deposit	1,105	–	1,105	222	–	222
Asset-backed securities:
Mortgage-backed securities	208	7	215	208	3	211
Other asset-backed securities	283	3	286	924	2	926
	491	10	501	1,132	5	1,137
Corporate and other debt securities	16,141	1,922	18,063	17,343	2,124	19,467
Total debt securities held at fair value through profit or loss	30,699	1,937	32,636	32,396	2,144	34,540
Treasury bills and other bills	20	–	20	18	–	18
Total other assets held at fair value through profit or loss	30,719	1,937	32,656	32,414	2,144	34,558
Total held at fair value through profit or loss	38,212	1,956	40,168	42,895	2,303	45,198
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £411 million; 2017: £331 million) and not rated (2018: £1,545 million; 2017: £1,972 million).

Analysis of Loan-to-value ratio of Residential Mortgage Lending	An analysis by loan-to-value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations. In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total gross £m
At 31 December 2018
Less than 70 per cent	186,974	10,853	1,058	11,658	210,543
70 per cent to 80 per cent	38,865	1,704	176	1,864	42,609
80 per cent to 90 per cent	26,353	837	90	1,024	28,304
90 per cent to 100 per cent	5,136	154	33	349	5,672
Greater than 100 per cent	469	106	36	496	1,107
Total	257,797	13,654	1,393	15,391	288,235
	Neither past due nor impaired £m	Past due but not impaired £m	Impaired £m	Gross £m
At 31 December 2017
Less than 70 per cent	211,366	4,211	2,348	217,925
70 per cent to 80 per cent	41,323	754	544	42,621
80 per cent to 90 per cent	22,421	422	398	23,241
90 per cent to 100 per cent	5,036	145	209	5,390
Greater than 100 per cent	1,326	95	387	1,808
Total	281,472	5,627	3,886	290,985

Concentrations of risk [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of loans and advances to customers [text block]
	31 December 2018 £m	1 January 2018 £m	31 December 2017 £m
Agriculture, forestry and fishing	7,314	7,074	7,461
Energy and water supply	1,517	1,384	1,609
Manufacturing	8,260	7,886	7,886
Construction	4,684	4,378	4,428
Transport, distribution and hotels	14,113	14,074	14,074
Postal and telecommunications	2,711	2,148	2,148
Property companies	28,451	27,631	30,980
Financial, business and other services	77,505	50,707	57,006
Personal:
Mortgages	297,498	304,515	304,665
Other	28,699	28,757	28,757
Lease financing	1,822	2,094	2,094
Hire purchase	15,434	13,591	13,591
Total loans and advances to customers before allowance for impairment losses	488,008	464,239	474,699
Allowance for impairment losses (note 20)	(3,150)	(3,223)	(2,201)
Total loans and advances to customers	484,858	461,016	472,498

Participating investment contracts [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Liabilities Arising from Insurance and Participating Investment Contracts [text block]	Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018	1,667	1,624	5,925	25,414	64,244	98,874
At 31 December 2017	1,708	1,747	6,467	26,479	67,012	103,413

Available-for-Sale Financial Assets (Excluding Equity Shares) [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Available-for-Sale Financial Assets (Excluding Equity Shares) [text block]	An analysis of the Group’s financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) is included in note 21. The credit quality of the Group’s financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) (excluding equity shares) is set out below:

	31 December 2018			1 January 2018
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities:
Government securities	18,971	–	18,971	34,708	–	34,708
Bank and building society certificates of deposit	118	–	118	167	–	167
Asset-backed securities:
Mortgage-backed securities	120	–	120	2,381	–	2,381
Other asset-backed securities	–	131	131	358	109	467
	120	131	251	2,739	109	2,848
Corporate and other debt securities	4,934	217	5,151	4,250	365	4,615
Total debt securities	24,143	348	24,491	41,864	474	42,338
Treasury and other bills	303	–	303	–	–	–
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	24,446	348	24,794	41,864	474	42,338
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (31 December 2018: £85 million; 1 January 2018: £98 million) and not rated (31 December 2018: £263 million; 1 January 2018: £376 million).

Derivative assets [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Derivative Assets [text block]
	2018			2017
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	19,797	2,235	22,032	21,742	2,211	23,953
Hedging	1,534	29	1,563	1,874	7	1,881
Total derivative financial instruments	21,331	2,264	23,595	23,616	2,218	25,834
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £1,920 million; 2017: £1,878 million) and not rated (2018: £344 million; 2017: £340 million).

Securities lending [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of transfers of financial assets [text block]	The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2018 £m	2017 £m
Financial assets at fair value through profit or loss	5,837	6,622
Loans and advances to customers	–	197
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1,917	2,608
	7,754	9,427

Loans to corporate entities [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Debt Securities Classified as Loans and Receivables [text block]	An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	31 December 2018			1 January 2018
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Asset-backed securities:
Mortgage-backed securities	3,263	9	3,272	2,265	–	2,265
Other asset-backed securities	763	17	780	1,025	7	1,032
	4,026	26	4,052	3,290	7	3,297
Corporate and other debt securities	1,176	16	1,192	27	16	43
Gross exposure	5,202	42	5,244	3,317	23	3,340
Allowance for impairment losses			(6)			(26)
Total debt securities held at amortised cost			5,238			3,314
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (31 December 2018: £6 million; 1 January 2018: £nil) and not rated (31 December 2018: £36 million; 1 January 2018: £23 million).

Assets and liabilities [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Maturity analysis for total assets and total liabilities	The table below analyses assets and liabilities of the Group into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-2 years £m	2-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Assets
Cash and balances at central banks	54,662	1	–	–	–	–	–	–	54,663
Financial assets at fair value through profit or loss	10,686	8,826	8,492	5,133	2,587	2,090	5,467	115,248	158,529
Derivative financial instruments	579	688	418	336	441	1,064	3,075	16,994	23,595
Loans and advances to banks	2,594	520	584	172	203	160	–	2,050	6,283
Loans and advances to customers	36,326	19,383	18,415	14,378	11,318	30,459	72,028	282,551	484,858
Debt securities held at amortised cost	7	–	–	521	–	–	2,262	2,448	5,238
Financial assets at fair value through other comprehensive income	166	453	249	800	1,685	2,536	11,496	7,430	24,815
Other assets	2,667	1,552	196	238	219	387	1,118	33,240	39,617
Total assets	107,687	31,423	28,354	21,578	16,453	36,696	95,446	459,961	797,598
Liabilities
Deposits from banks	2,793	1,688	748	54	45	4,758	16,052	4,182	30,320
Customer deposits	380,753	10,623	5,628	4,543	4,431	6,421	3,244	2,423	418,066
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,160	11,877	5,048	1,663	522	1,104	4,108	22,438	51,920
Debt securities in issue	4,172	5,692	9,007	4,668	1,694	13,062	28,676	24,197	91,168
Liabilities arising from insurance and investment contracts	1,844	1,850	2,316	2,302	2,104	7,995	20,986	73,330	112,727
Other liabilities	4,403	3,201	733	1,182	1,383	756	232	13,652	25,542
Subordinated liabilities	85	145	95	251	–	2,600	2,559	11,921	17,656
Total liabilities	399,210	35,076	23,575	14,663	10,179	36,696	75,857	152,143	747,399
At 31 December 2017
Assets
Cash and balances at central banks	58,519	2	–	–	–	–	–	–	58,521
Financial assets at fair value through profit or loss	11,473	13,345	4,858	2,781	1,056	2,655	5,341	121,369	162,878
Derivative financial instruments	449	601	763	451	503	965	2,763	19,339	25,834
Loans and advances to banks	3,104	314	190	190	192	131	2,405	85	6,611
Loans and advances to customers	28,297	15,953	13,585	11,881	10,482	29,340	70,967	291,993	472,498
Debt securities held as loans and receivables	10	29	–	–	7	350	2,775	472	3,643
Available-for-sale financial assets	59	365	286	1,025	265	3,040	15,366	21,692	42,098
Other assets	3,807	897	414	1,170	854	725	5,618	26,541	40,026
Total assets	105,718	31,506	20,096	17,498	13,359	37,206	105,235	481,491	812,109
Liabilities
Deposits from banks	2,810	2,318	1,885	87	28	–	22,378	298	29,804
Customer deposits	366,778	18,821	10,615	5,524	5,074	7,823	2,986	503	418,124
Derivative financial instruments and financial liabilities at fair value through profit or loss	19,215	16,932	4,933	3,419	948	1,961	4,298	25,295	77,001
Debt securities in issue	3,248	6,014	4,431	3,506	2,902	6,333	25,669	20,347	72,450
Liabilities arising from insurance and investment contracts	1,898	2,003	2,484	2,466	2,425	8,532	21,842	77,210	118,860
Other liabilities	4,229	2,805	239	2,216	1,894	1,498	1,933	13,991	28,805
Subordinated liabilities	–	202	1,588	–	570	574	3,983	11,005	17,922
Total liabilities	398,178	49,095	26,175	17,218	13,841	26,721	83,089	148,649	762,966

Financial liabilities, category [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	2,820	2,710	1,022	20,920	3,502	30,974
Customer deposits	380,985	10,584	14,169	11,634	1,554	418,926
Financial liabilities at fair value through profit or loss	9,693	10,984	7,553	930	10,771	39,931
Debt securities in issue	5,942	7,314	22,564	48,233	24,201	108,254
Liabilities arising from non-participating investment contracts	13,853	–	–	–	–	13,853
Subordinated liabilities	247	1,017	1,144	8,231	19,328	29,967
Total non-derivative financial liabilities	413,540	32,609	46,452	89,948	59,356	641,905
Derivative financial liabilities:
Gross settled derivatives – outflows	39,165	27,976	23,978	43,239	33,763	168,121
Gross settled derivatives – inflows	(38,301)	(27,283)	(23,134)	(40,690)	(28,933)	(158,341)
Gross settled derivatives – net flows	864	693	844	2,549	4,830	9,780
Net settled derivatives liabilities	13,511	103	209	782	2,193	16,798
Total derivative financial liabilities	14,375	796	1,053	3,331	7,023	26,578
At 31 December 2017
Deposits from banks	2,516	3,545	2,096	21,498	660	30,315
Customer deposits	367,103	18,854	21,308	11,198	2,375	420,838
Financial liabilities at fair value through profit or loss	21,286	14,424	6,499	4,251	13,044	59,504
Debt securities in issue	3,444	6,331	12,562	36,999	23,923	83,259
Liabilities arising from non-participating investment contracts	15,447	–	–	–	–	15,447
Subordinated liabilities	231	454	2,907	7,170	19,164	29,926
Total non-derivative financial liabilities	410,027	43,608	45,372	81,116	59,166	639,289
Derivative financial liabilities:
Gross settled derivatives – outflows	23,850	31,974	24,923	43,444	30,605	154,796
Gross settled derivatives – inflows	(23,028)	(30,972)	(23,886)	(43,523)	(32,065)	(153,474)
Gross settled derivatives – net flows	822	1,002	1,037	(79)	(1,460)	1,322
Net settled derivatives liabilities	17,425	128	776	974	2,795	22,098
Total derivative financial liabilities	18,247	1,130	1,813	895	1,335	23,420

Off balance sheet [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Maturity Analysis For Commitments And Contingent Liabilities	The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities and commitments.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Acceptances and endorsements	64	83	34	13	–	–	–	–	194
Other contingent liabilities	450	484	203	223	150	665	133	749	3,057
Total contingent liabilities	514	567	237	236	150	665	133	749	3,251
Lending commitments and guarantees	67,055	2,947	4,474	6,055	16,123	17,737	15,374	4,602	134,367
Other commitments	428	–	–	2	92	20	13	176	731
Total commitments and guarantees	67,483	2,947	4,474	6,057	16,215	17,757	15,387	4,778	135,098
Total contingents and commitments	67,997	3,514	4,711	6,293	16,365	18,422	15,520	5,527	138,349
At 31 December 2017
Acceptances and endorsements	12	51	4	–	–	4	–	–	71
Other contingent liabilities	392	669	210	131	205	506	271	656	3,040
Total contingent liabilities	404	720	214	131	205	510	271	656	3,111
Lending commitments and guarantees	66,964	3,137	5,966	5,525	14,572	18,001	16,577	4,503	135,245
Other commitments	19	–	–	38	–	46	71	210	384
Total commitments and guarantees	66,983	3,137	5,966	5,563	14,572	18,047	16,648	4,713	135,629
Total contingents and commitments	67,387	3,857	6,180	5,694	14,777	18,557	16,919	5,369	138,740